Long Term Debt - Ocean Rig Notes (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		4 Months Ended	9 Months Ended			0 Months Ended	2 Months Ended	4 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Apr. 27, 2011 Ocean Rig Senior Notes 9.5% Ocean Rig Senior Unsecured Notes	Sep. 20, 2012 Ocean Rig Senior Notes 6.5% Drill Rigs Senior Secured Notes	Dec. 31, 2016 Ocean Rig Senior Notes 6.5% Drill Rigs Senior Secured Notes	Sep. 30, 2016 Ocean Rig Senior Notes 6.5% Drill Rigs Senior Secured Notes	Mar. 30, 2012 Repurchase And Sale Of Ocean Rig Senior Notes 9.5% Ocean Rig Senior Unsecured Notes	Jul. 27, 2011 Repurchase And Sale Of Ocean Rig Senior Notes 9.5% Ocean Rig Senior Unsecured Notes	Apr. 26, 2011 Repurchase And Sale Of Ocean Rig Senior Notes 9.5% Ocean Rig Senior Unsecured Notes	Sep. 20, 2012 Senior Secured Credit Facility Repaid 6.5% Drill Rigs Senior Secured Notes
Principal amount of senior unsecured notes			$ 500,000	$ 800,000			$ 18,000	$ 57,000		$ 1,040,000
Senior notes interest rate			9.50%	6.50%
Proceeds from issuance of senior notes			487,500	781,965
Redemption Price Of Senior Note As Percentage Of Principal Amount			100.00%	101.00%	100.00%	103.25%
Amortization of convertible notes discount	20,883	18,621
Interest expense and debt amortization cost	119,366	107,280
Principal amount of senior notes repurchased									75,000
Gain / (Loss) on sale of notes							$ 709	$ 1,406